Offerings	Jan. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock (Merger Consideration)
Amount Registered | shares	478,534
Maximum Aggregate Offering Price	$ 8,612,233.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,189.35
Rule 457(f)	true
Amount of Securities Received | shares	9,569,148
Value of Securities Received, Per Share	0.90
Value of Securities Received	$ 8,612,233.20
Fee Note MAOP	$ 8,612,233.20
Offering Note	1 Applies to offering lines 1 and 2. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933, as amended (the "Securities Act"). In addition, the number of shares of Registrant's common stock being registered reflect and assume the consummation of a consolidation of Registrant's common stock pursuant to which all shares of Registrant's common stock would be combined and reclassified at a ratio of 1 to 100 (the "Reverse Stock Split"). The Reverse Stock Split is expected to occur prior to the consummation of the transactions described in the prospectus. If the Reverse Stock Split does not occur, the Registrant will file a pre-effective amendment to this prospectus to reflect the actual number of shares being registered and to adjust the related filing fee accordingly. With respect to offering line 1, the filing fee is calculated in accordance with Rule 457(f)(1) under the Securities Act. Pursuant to the terms of the merger agreement, the Registrant is offering 478,534 shares of its common stock in exchange for the shares of common stock of Viskase Companies, Inc. ("Viskase"), not held by the IEH Parties, in connection with the proposed merger. In accordance with Rule 457(f)(1), the fee was calculated based on a market value of the common stock of Viskase of $0.90 per share, determined using the average of the bid and asked price of the common stock on the OTCPink tier of the OTC Markets on January 23, 2026, a date that is within five business days of the date on which this Registration Statement is being filed.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock (Series C Preferred Stock Exchange Offer)
Amount Registered | shares	103,640
Maximum Aggregate Offering Price	$ 7.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	723
Value of Securities Received, Per Share	0.01
Value of Securities Received	$ 7.23
Fee Note MAOP	$ 7.23
Offering Note	2 With respect to offering line 2, the Amount Registered represents the maximum aggregate amount of the Registrant's common stock to be issued in connection with the exchange of Registrant's issued and outstanding Series C preferred stock, that is not held by the IEH Parties, for Registrant's common stock in the exchange offer to which the prospectus relates. In accordance with Rule 457(f)(2), the fee was calculated using the book value of the Series C Preferred Stock, that is not held by the IEH Parties, as of the latest practicable date prior to the date on which this Registration Statement is being filed.